Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Feb. 23, 2015	Feb. 01, 2015	Feb. 13, 2015
Subsequent Event [Line Items]
Common units amount repurchased under repurchase program	$ 12,903,000
Limited Partners Common Units [Member]
Subsequent Event [Line Items]
Common units amount repurchased under repurchase program	12,903,000
Common units repurchased under repurchase program	899,912
MRD Holdco [Member] | Subordinated Units [Member]
Subsequent Event [Line Items]
Conversion of subordinated units, Description	All of the subordinated units, which were owned by MRD Holdco, converted to common units on a one-to-one basis at the end of the subordination period.
Subsequent Event
Subsequent Event [Line Items]
Net payment made to affiliate for acquisition of oil and natural gas properties		78,000,000
Effective date of acquisition common control		Jan. 01, 2015
Subsequent Event | Limited Partners Common Units [Member]
Subsequent Event [Line Items]
Common units amount repurchased under repurchase program			$ 28,500,000
Common units repurchased under repurchase program			1,909,583
Subsequent Event | MRD Holdco [Member] | Subordinated Units [Member]
Subsequent Event [Line Items]
Subordinated units converted into common units				5,360,912